Convertible Notes - Schedule of Convertible Notes Payable Activity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
3rd Investor D Note 3-1
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	$ 1,012
Issuance (Face Value)
Fair value of detachable warrants at issuance
(Gain)/loss on conversion	1,201
Conversion to common stock	(2,213)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
3rd Investor D Note 3-2
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	999
Issuance (Face Value)
Fair value of detachable warrants at issuance
(Gain)/loss on conversion	636
Conversion to common stock	(1,635)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
3rd Investor D Note 3-3
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	972
Issuance (Face Value)
Fair value of detachable warrants at issuance
(Gain)/loss on conversion	615
Conversion to common stock	(1,587)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
3rd Investor D Note 3-4
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	568
Issuance (Face Value)
Fair value of detachable warrants at issuance
(Gain)/loss on conversion	381
Conversion to common stock	(949)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
4th Investor D Note
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	822
Issuance (Face Value)
Fair value of detachable warrants at issuance
(Gain)/loss on conversion	77
Conversion to common stock	(947)
(Gain)/loss on reporting period remeasurement	748
Redemption	(700)
Balance
5th Investor D Note
Schedule of Convertible Notes Payable Activity [Line Items]
Balance
Issuance (Face Value)	272
Fair value of detachable warrants at issuance	(147)
(Gain)/loss on conversion	482
Conversion to common stock	(607)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
6th Investor D Note
Schedule of Convertible Notes Payable Activity [Line Items]
Balance
Issuance (Face Value)	815
Fair value of detachable warrants at issuance	(439)
(Gain)/loss on conversion	2,005
Conversion to common stock	(2,381)
(Gain)/loss on reporting period remeasurement
Redemption
Balance
Convertible Notes Payable [Member]
Schedule of Convertible Notes Payable Activity [Line Items]
Balance	4,373
Issuance (Face Value)	1,087
Fair value of detachable warrants at issuance	(586)
(Gain)/loss on conversion	5,397
Conversion to common stock	(10,319)
(Gain)/loss on reporting period remeasurement	748
Redemption	(700)
Balance